Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,303,783.29
Previously Paid Amount	0
Total Fee Amount	1,147
Total Offset Amount	0
Net Fee	$ 1,147